Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash equivalents - money market funds	$ 173.5
Deferred compensation plan assets	48.8	$ 59.7
Deferred purchase price receivable	140.1	41.9
Total	362.9	118.9
Liabilities
Deferred compensation plan liabilities	47.7	59.6
Earn-out liabilities	38.3	51.3
Total	111.9	114.2
Level 1
Assets
Cash equivalents - money market funds	173.5
Deferred compensation plan assets	48.8	59.7
Deferred purchase price receivable	0.0	0.0
Total	222.3	59.7
Liabilities
Deferred compensation plan liabilities	47.7	59.6
Earn-out liabilities	0.0	0.0
Total	47.7	59.6
Level 2
Assets
Cash equivalents - money market funds	0.0
Deferred compensation plan assets	0.0	0.0
Deferred purchase price receivable	0.0	0.0
Total	0.5	17.3
Liabilities
Deferred compensation plan liabilities	0.0	0.0
Earn-out liabilities	0.0	0.0
Total	25.9	3.3
Level 3
Assets
Cash equivalents - money market funds	0.0
Deferred compensation plan assets	0.0	0.0
Deferred purchase price receivable	140.1	41.9
Total	140.1	41.9
Liabilities
Deferred compensation plan liabilities	0.0	0.0
Earn-out liabilities	38.3	51.3
Total	38.3	51.3
Foreign currency forward contracts
Assets
Derivative asset	0.5	0.8
Liabilities
Derivative liability	0.8	2.2
Foreign currency forward contracts | Level 1
Assets
Derivative asset	0.0	0.0
Liabilities
Derivative liability	0.0	0.0
Foreign currency forward contracts | Level 2
Assets
Derivative asset	0.5	0.8
Liabilities
Derivative liability	0.8	2.2
Foreign currency forward contracts | Level 3
Assets
Derivative asset	0.0	0.0
Liabilities
Derivative liability	0.0	0.0
Cross-currency interest rate swaps
Assets
Derivative asset		7.1
Liabilities
Derivative liability		0.4
Cross-currency interest rate swaps | Level 1
Assets
Derivative asset		0.0
Liabilities
Derivative liability		0.0
Cross-currency interest rate swaps | Level 2
Assets
Derivative asset		7.1
Liabilities
Derivative liability		0.4
Cross-currency interest rate swaps | Level 3
Assets
Derivative asset		0.0
Liabilities
Derivative liability		0.0
Interest rate caps
Assets
Derivative asset		8.9
Interest rate caps | Level 1
Assets
Derivative asset		0.0
Interest rate caps | Level 2
Assets
Derivative asset		8.9
Interest rate caps | Level 3
Assets
Derivative asset		0.0
Interest rate swaps
Assets
Derivative asset		0.5
Liabilities
Derivative liability	25.1
Interest rate swaps | Level 1
Assets
Derivative asset		0.0
Liabilities
Derivative liability	0.0
Interest rate swaps | Level 2
Assets
Derivative asset		0.5
Liabilities
Derivative liability	25.1
Interest rate swaps | Level 3
Assets
Derivative asset		0.0
Liabilities
Derivative liability	$ 0.0
Foreign currency net investment hedges
Liabilities
Derivative liability		0.7
Foreign currency net investment hedges | Level 1
Liabilities
Derivative liability		0.0
Foreign currency net investment hedges | Level 2
Liabilities
Derivative liability		0.7
Foreign currency net investment hedges | Level 3
Liabilities
Derivative liability		$ 0.0